Funded Status - Switzerland (Detail) - Foreign Postretirement Benefit Plan - SWITZERLAND - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (6,928)	$ (8,537)
Fair value of plan assets	6,006	5,350	$ 7,061
Funded status	(922)	(3,187)
Non-current other liabilities (note 8)	$ (922)	$ (3,187)